UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Despite significant volatility during the year, U.S. equity markets ended 2011 almost flat. The S&P 500 Index returned 2.11%, with the help of dividends, while price returns alone were virtually 0%, the smallest percentage change since 1947. Reflecting optimism that the domestic economy was improving, the S&P 500 Index started the year with the best first quarter in more than a decade and ended with a fourth quarter gain of 11.8%. However, a sharp decline in the third quarter mostly offset these gains. In August, Standard & Poor’s downgraded U.S. debt from AAA for the first time in the history of its ratings. Toward the end of September, markets were further shaken by the Federal Reserve Board’s announcement of a plan for additional monetary easing on the grounds of general weakness in the labor market and lackluster consumer spending growth. Furthermore, the prospect of contagion from Europe’s sovereign debt crisis and the lack of agreement on a solution weighed on global equity markets during the period. However, U.S. equities rallied back sharply in October following a preliminary European plan and a relatively strong third quarter GDP growth. For the full year, sector performance widely varied. Financial stocks bore the brunt of the fallout from debt woes in the U.S. and Europe, including increased regulation. Defensive sectors, such as utilities, consumer staples and healthcare, significantly outperformed.

Specifically in the U.S. value space, 2011 was marked by violent reversals and can be roughly broken out into two periods: 1) January to April, which was largely a continuation of the rally that extended from March 2009, and 2) May to December, which was a sudden risk-off, down market. During this latter part of the year, traditionally defensive utilities and staples were the only positive sectors in the Russell Midcap Value Index, whereas more cyclical sectors experienced steep declines.

The Maxim MidCap Value Portfolio returned 0.92% for the one year period ended December 31, 2011, outperforming its benchmark, the Russell Mid Cap Value Index, which returned -1.38% for the period.

Returns to the investment themes were positive overall for the period. Profitability contributed most positively to excess returns, followed at a distance by Quality, Sentiment and Management. Momentum also added value, albeit to a lesser extent. On the downside, Valuation detracted from relative performance.

Among sectors, stock selection was positive overall. Holdings in the financials and consumer staples sectors were most successful relative to their peers in the benchmark. Conversely, stock selection in the energy and industrials sectors lagged their peers in the benchmark the most.

On an individual stock level, overweight positions in Lorillard, Inc., DISH Network Corp., and Rayonier, Inc. contributed most positively to excess returns. Conversely, overweight positions in Exterran Holdings, Inc., ManpowerGroup, Inc. and Hudson City Bancorp, Inc. were among the biggest detractors from relative performance.

There were no material enhancements made during 2011 for the U.S. region.

We strongly believe that investors will use fundamentally-based criteria to form their portfolios. That is, investors will choose to overweight those stocks with less expensive valuations, higher quality earnings, and higher profitability. We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can provide strong, uncorrelated returns over the long-term. Our research agenda is robust and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution in order to provide the most value possible to our clients.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Russell MidCap Value Index
	10,000.00	10,000.00
2008*	6,350.00	6,116.00
2009	8,208.65	8,208.28
2010	10,054.43	10,239.83
2011	10,146.93	10,098.52

*For the period from May 15, 2008 through December 31, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Since Inception (5/15/08)
Initial Class	0.92%	0.40%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2011

Sector	% of Portfolio Investments
Basic Materials	2.79%
Communications	3.81%
Consumer, Cyclical	11.15%
Consumer, Non-cyclical	17.20%
Diversified	0.24%
Energy	6.88%
Financial	29.27%
Industrial	8.22%
Short Term Investments	1.06%
Technology	5.33%
Utilities	14.05%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/11)	(12/31/11)	(07/01/11 –12/31/11)

Actual	$1,000.00	$932.10	$6.09

Hypothetical (5% return before expenses)	$1,000.00	$1,018.91	$6.36

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 2.79%
4,569	Airgas Inc	$	356,747
10,572	Cabot Corp		339,784
3,816	CF Industries Holdings Inc		553,244
7,594	Domtar Corp		607,216
6,237	Eastman Chemical Co		243,617
23,181	Huntsman Corp		231,810
5,068	International Paper Co		150,013
17,169	MeadWestvaco Corp		514,212
22,637	Reliance Steel & Aluminum Co		1,102,195
1,710	Valspar Corp		66,639
			4,165,477

Communications — 3.82%
12,353	Amdocs Ltd (a)		352,431
9,426	Clear Channel Outdoor Holdings Inc Class A (a)		118,296
64,605	DISH Network Corp Class A		1,839,951
18,095	EchoStar Corp Class A (a)		378,909
8,431	General Cable Corp (a)		210,859
12,008	Liberty Interactive Corp Class A (a)		194,710
1,739	Liberty Media Corp - Liberty Capital Class A (a)		135,729
11,916	Motorola Mobility Holdings Inc (a)		462,341
11,442	NeuStar Inc Class A (a)		390,973
2,534	Scholastic Corp		75,944
14,274	Telephone & Data Systems Inc		369,554
49,758	Tellabs Inc		201,022
12,818	United States Cellular Corp (a)		559,250
11,321	VeriSign Inc		404,386
			5,694,355

Consumer, Cyclical — 11.18%
23,338	99 Cents Only Stores (a)		512,269
2,621	Alaska Air Group Inc (a)		196,811
6,106	Autoliv Inc (b)		326,610
7,061	AutoNation Inc (a)		260,339
20,927	Barnes & Noble Inc (a)(b)		303,023
46,163	Best Buy Co Inc		1,078,829
18,335	Big Lots Inc (a)		692,330
2,376	Cheesecake Factory Inc (a)		69,736
2,472	Choice Hotels International Inc		94,060
10,928	Cintas Corp		380,404
7,480	Copart Inc (a)		358,217
17,039	Dick’s Sporting Goods Inc		628,398
8,492	Dollar Tree Inc (a)		705,770
15,892	Family Dollar Stores Inc		916,333
16,924	Federal-Mogul Corp Class A (a)		249,629
19,854	Foot Locker Inc		473,319
5,092	Fossil Inc (a)		404,101
2,945	Genuine Parts Co		180,234
11,394	Harman International Industries Inc		433,428
54,392	Ingram Micro Inc Class A (a)		989,390
2,095	Life Time Fitness Inc (a)		97,941
10,069	Ltd Brands Inc		406,284
4,633	Marriott Vacations Worldwide Corp (a)		79,502

Shares		Value

Consumer, Cyclical — (continued)
29,544	Mohawk Industries Inc (a)	$1,768,208
4,404	MSC Industrial Direct Co Inc Class A	315,106
372	Panera Bread Co Class A (a)	52,619
6,456	Polaris Industries Inc	361,407
26,251	Regal Entertainment Group Class A	313,437
6,478	Regis Corp	107,211
42,443	Saks Inc (a)(b)	413,819
4,947	Signet Jewelers Ltd	217,470
19,454	Tempur-Pedic International Inc (a)	1,021,919
6,583	Thor Industries Inc	180,572
6,198	Toro Co	375,971
897	Ulta Salon Cosmetics & Fragrance Inc (a)	58,233
1,298	Warnaco Group Inc (a)	64,952
14,525	Watsco Inc	953,712
45,289	Wendy’s Co	242,749
4,617	WESCO International Inc (a)	244,747
1,148	Wynn Resorts Ltd	126,843

		16,655,932

Consumer, Non-cyclical — 17.24%
2,043	Apollo Group Inc Class A (a)	110,056
725	Bio-Rad Laboratories Inc Class A (a)	69,629
134,550	Boston Scientific Corp (a)	718,497
1,353	Bunge Ltd	77,392
8,754	Clorox Co	582,666
6,922	Community Health Systems Inc (a)	120,789
13,899	Convergys Corp (a)	177,490
2,952	Corrections Corp of America (a)	60,132
4,171	Covance Inc (a)	190,698
41,445	Coventry Health Care Inc (a)	1,258,685
30,055	Dean Foods Co (a)	336,616
8,780	DENTSPLY International Inc	307,212
3,387	Flowers Foods Inc	64,285
34,537	Forest Laboratories Inc (a)	1,045,090
6,922	Green Dot Corp Class A (a)	216,105
29,552	Health Net Inc (a)	898,972
3,380	Herbalife Ltd	174,645
19,195	Hill-Rom Holdings Inc	646,680
78,656	Hormel Foods Corp	2,303,834
32,691	Humana Inc	2,864,058
8,811	Lancaster Colony Corp (b)	610,955
42,234	Lorillard Inc	4,814,676
28,233	Manpower Inc	1,009,330
8,775	Masimo Corp (a)	163,961
8,720	Moody’s Corp	293,690
2,302	Robert Half International Inc	65,515
14,940	RR Donnelley & Sons Co	215,584
20,851	Safeway Inc	438,705
6,226	SAIC Inc (a)	76,518
47,135	SEI Investments Co	817,792
5,712	Smithfield Foods Inc (a)	138,687
59,675	SUPERVALU Inc (b)	484,561
123,494	Tyson Foods Inc Class A	2,548,916
5,703	United Therapeutics Corp (a)	269,467
3,863	Universal Corp	177,543

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Consumer, Non-cyclical — (continued)
2,678	Valassis Communications Inc (a)	$	51,498
11,752	Warner Chilcott PLC Class A (a)		177,808
5,735	Weight Watchers International Inc		315,482
15,288	WellCare Health Plans Inc (a)		802,620
			25,696,839

Diversified — 0.24%
15,615	Leucadia National Corp		355,085

Energy — 6.89%
17,420	Cimarex Energy Co		1,078,298
8,845	Dril-Quip Inc (a)		582,178
13,419	Energen Corp		670,950
39,266	Exterran Holdings Inc (a)(b)		357,321
12,162	Forest Oil Corp (a)		164,795
10,609	Helix Energy Solutions Group Inc (a)		167,622
13,558	HollyFrontier Corp		317,257
14,012	Murphy Oil Corp		781,029
2,698	Newfield Exploration Co (a)		101,796
1,735	Plains Exploration & Production Co (a)		63,709
8,954	QEP Resources Inc		262,352
6,774	Quicksilver Resources Inc (a)(b)		45,454
2,399	SEACOR Holdings Inc (a)		213,415
82,694	Tesoro Corp (a)		1,931,732
2,427	Ultra Petroleum Corp (a)		71,912
164,529	Valero Energy Corp		3,463,335
			10,273,155

Financial — 29.34%
2,074	Alexandria Real Estate Equities Inc REIT		143,044
3,164	Allied World Assurance Co Holdings AG		199,111
9,010	American Capital Ltd (a)		60,637
14,249	American Financial Group Inc		525,646
4,113	American National Insurance Co		300,372
18,516	Ameriprise Financial Inc		919,134
9,539	Annaly Capital Management Inc REIT		152,242
1,579	Aon Corp		73,897
2,665	Apartment Investment & Management Co REIT Class A		61,055
2,390	Arch Capital Group Ltd (a)		88,980
5,152	Ares Capital Corp		79,598
49,228	Aspen Insurance Holdings Ltd		1,304,542
15,721	Assurant Inc		645,504
26,211	AvalonBay Communities Inc REIT		3,423,157
5,004	Boston Properties Inc REIT		498,398
9,561	BRE Properties Inc REIT		482,639
2,095	CBOE Holdings Inc		54,177
6,856	Cincinnati Financial Corp		208,834
11,049	CIT Group Inc (a)		385,279
8,769	City National Corp		387,414
20,889	CNA Financial Corp		558,781
15,841	Comerica Inc		408,698

Shares			Value

Financial — (continued)
24,393	Discover Financial Services	$	585,432
10,510	East West Bancorp Inc		207,573
4,651	Equity Residential REIT		265,247
14,877	Everest Re Group Ltd		1,251,007
8,344	Federal Realty Investment Trust REIT		757,218
32,672	Federated Investors Inc Class B		494,981
47,254	Fifth Third Bancorp		601,071
9,419	First American Financial Corp		119,339
818	First Citizens BancShares Inc Class A		143,142
14,072	First Niagara Financial Group Inc		121,441
7,470	First Republic Bank/San Francisco CA (a)		228,657
16,807	FirstMerit Corp		254,290
77,083	Fulton Financial Corp		756,184
6,047	Hanover Insurance Group Inc		211,343
6,781	Hartford Financial Services Group Inc		110,191
15,700	HCP Inc REIT		650,451
19,147	Host Hotels & Resorts Inc REIT		282,801
111,761	Hudson City Bancorp Inc		698,506
52,585	KeyCorp		404,379
11,787	Legg Mason Inc		283,477
6,000	Liberty Property Trust REIT		185,280
20,671	Lincoln National Corp		401,431
16,040	M&T Bank Corp		1,224,494
4,966	Mack-Cali Realty Corp REIT		132,543
9,311	Mercury General Corp		424,768
4,503	National Retail Properties Inc REIT		118,789
46,168	New York Community Bancorp Inc		571,098
17,717	Old Republic International Corp		164,237
8,788	PartnerRe Ltd		564,277
4,725	Piedmont Office Realty Trust Inc REIT		80,514
47,017	Plum Creek Timber Co Inc REIT		1,718,942
189,217	Popular Inc (a)		263,012
11,694	Potlatch Corp REIT		363,800
8,759	Progressive Corp		170,888
62,638	ProLogis Inc REIT		1,790,820
22,133	Protective Life Corp		499,320
6,407	Raymond James Financial Inc		198,361
69,094	Rayonier Inc REIT		3,083,665
12,416	Realty Income Corp REIT		434,063
25,866	Regency Centers Corp REIT		973,079
69,390	Regions Financial Corp		298,377
10,778	Reinsurance Group of America Inc		563,150
8,447	Senior Housing Properties Trust REIT		189,551
68,039	SunTrust Banks Inc		1,204,290
6,499	SVB Financial Group (a)		309,937
3,186	T Rowe Price Group Inc		181,443
3,288	Taubman Centers Inc REIT		204,185
25,335	TCF Financial Corp		261,457
4,055	Transatlantic Holdings Inc		221,930
4,367	UDR Inc REIT		109,612
85,556	Unum Group		1,802,665
9,787	Validus Holdings Ltd		308,290

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares		Value

Financial — (continued)
5,876	Valley National Bancorp	$72,686
15,035	Vornado Realty Trust REIT	1,155,590
2,349	Waddell & Reed Financial Inc Class A	58,185
14,113	Washington Federal Inc	197,441
25,938	Weyerhaeuser Co REIT	484,262
3,835	White Mountains Insurance Group Ltd	1,739,019
31,450	WR Berkley Corp	1,081,565
26,949	XL Group PLC	532,782
		43,727,667

Industrial — 8.24%
13,931	AGCO Corp (a)	598,615
8,249	Alliant Techsystems Inc	471,513
4,514	Aptargroup Inc	235,495
4,388	Armstrong World Industries Inc (a)	192,502
10,396	BE Aerospace Inc (a)	402,429
1,435	Dover Corp	83,302
4,839	Eaton Corp	210,642
4,898	Esterline Technologies Corp (a)	274,141
4,607	Fluor Corp	231,502
27,991	Fortune Brands Home & Security Inc (a)	476,687
1,509	Gardner Denver Inc	116,283
5,782	Graco Inc	236,426
8,590	Harsco Corp	176,782
8,217	Ingersoll-Rand PLC Class A	250,372
5,967	ITT Corp	115,342
2,591	Kansas City Southern (a)	176,214
1,802	Kennametal Inc	65,809
11,657	L-3 Communications Holdings Inc	777,289
7,962	Leggett & Platt Inc	183,444
13,400	Lincoln Electric Holdings Inc	524,208
20,236	National Instruments Corp	525,124
1,102	Nordson Corp	45,380
5,183	Packaging Corp of America	130,819
7,767	Parker Hannifin Corp	592,234
7,197	Rock-Tenn Co Class A	415,267
12,740	Rockwell Automation Inc	934,734
8,301	Sealed Air Corp	142,860
8,626	Sonoco Products Co	284,313
4,354	Tech Data Corp (a)	215,131
14,714	Textron Inc	272,062
10,166	Timken Co	393,526
13,634	Trinity Industries Inc	409,838
13,678	URS Corp (a)	480,371
79,835	Vishay Intertechnology Inc (a)	717,717
38,418	Werner Enterprises Inc	925,874
		12,284,247

Technology — 5.34%
52,462	Activision Blizzard Inc (a)	646,332
19,745	Acxiom Corp (a)	241,086
6,337	Autodesk Inc (a)	192,201
19,301	Brocade Communications Systems Inc (a)	100,172
14,955	Computer Sciences Corp	354,433
	$00,000,000	$00,000,000	$00,000,000
Shares			Value

Technology — (continued)
6,239	Diebold Inc		$187,607
13,647	Fairchild Semiconductor International Inc (a)		164,310
4,950	Fidelity National Information Services Inc		131,620
18,071	Fortinet Inc (a)		394,129
124,510	Integrated Device Technology Inc (a)		679,825
9,149	Lexmark International Inc Class A		302,557
30,376	LSI Corp (a)		180,737
2,551	Mantech International Corp Class A		79,693
22,832	Marvell Technology Group Ltd (a)		316,223
20,994	Mentor Graphics Corp (a)		284,679
12,359	Micron Technology Inc (a)		77,738
17,102	QLogic Corp (a)		256,530
33,939	Quest Software Inc (a)		631,265
6,540	Riverbed Technology Inc (a)		153,690
7,932	Seagate Technology PLC		130,085
19,783	Synopsys Inc (a)		538,098
58,629	Western Digital Corp (a)		1,814,568
12,562	Xerox Corp		99,994

			7,957,572

Utilities — 14.09%
3,302	Alliant Energy Corp		145,651
76,511	Ameren Corp		2,534,809
7,403	American Water Works Co Inc		235,860
17,937	Atmos Energy Corp		598,199
1,819	Black Hills Corp		61,082
4,562	Cleco Corp		173,812
6,622	Consolidated Edison Inc		410,763
5,828	Constellation Energy Group Inc		231,197
21,928	DTE Energy Co		1,193,980
8,938	Edison International		370,033
21,056	Entergy Corp		1,538,141
17,115	Great Plains Energy Inc		372,765
38,312	Integrys Energy Group Inc		2,075,744
49,647	MDU Resources Group Inc		1,065,425
104,192	NiSource Inc		2,480,811
22,085	Northeast Utilities		796,606
17,878	NRG Energy Inc (a)		323,949
2,393	NSTAR		112,375
25,472	NV Energy Inc		416,467
29,593	Pepco Holdings Inc		600,738
31,951	Pinnacle West Capital Corp		1,539,399
31,077	PNM Resources Inc		566,534
2,007	SCANA Corp		90,435
39,977	Sempra Energy		2,198,735
18,304	UGI Corp		538,138
2,519	Vectren Corp		76,149
6,497	Westar Energy Inc		186,984

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Utilities — (continued)
1,395	WGL Holdings Inc	$	61,687

			20,996,468

TOTAL COMMON STOCK — 99.17% (Cost $129,687,477)		$	147,806,797

Principal Amount

SECURITIES LENDING COLLATERAL
$ 499,932	Undivided interest of 2.70% in a repurchase agreement (principal amount/value $18,500,000 with a maturity value of $18,500,103) with HSBC Securities (USA) Inc, 0.05%, dated 12/30/11, to be repurchased at $499,932 on 1/3/12, collateralized by U.S. Treasury, 0.25% - 4.25%, 10/31/13 - 11/15/40, with a value of $18,870,075.	$	499,932

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 585,374	Undivided interest of 2.38% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $585,374 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	$	585,374

499,932	Undivided interest of 2.35% in a repurchase agreement (principal amount/value $21,300,000 with a maturity value of $21,300,118) with JP Morgan Securities, 0.05%, dated 12/30/11, to be repurchased at $499,932 on 1/3/12, collateralized by Federal Home Loan Mortgage Corp, 2.13% - 5.94%, 6/1/24 - 3/1/41, with a value of $21,726,050.		499,932

TOTAL SECURITIES LENDING COLLATERAL — 1.06% (Cost $1,585,238)		$	1,585,238

TOTAL INVESTMENTS — 100.23% (Cost $131,272,715)		$	149,392,035

OTHER ASSETS & LIABILITIES, NET — (0.23)%		$	(347,638)

TOTAL NET ASSETS — 100.00%		$	149,044,397

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at December 31, 2011.
REIT	Real Estate Investment Trust

At December 31, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

S&P Mid 400 Emini Long Futures	4	$350,920	March 2012	$3,540

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim MidCap Value Portfolio

ASSETS:
Investments in securities, market value (including $1,542,432 of securities on loan)(a)	$149,392,035
Cash	606,067
Margin deposits	24,000
Dividends receivable	176,515
Subscriptions receivable	44,483
Receivable for investments sold	2,281,314

Total Assets	152,524,414

LIABILITIES:
Payable to investment adviser	157,472
Payable upon return of securities loaned	1,585,238
Redemptions payable	515,541
Payable for investments purchased	1,220,413
Variation margin on futures contracts	1,353

Total Liabilities	3,480,017

NET ASSETS	$149,044,397

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,525,728
Paid-in capital in excess of par	143,214,550
Net unrealized appreciation on investments and futures contracts	18,122,860
Accumulated net realized loss on investments and futures contracts	(13,818,741)

TOTAL NET ASSETS	$149,044,397

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	15,257,279

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.77

(a) Cost of investments	$131,272,715

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim MidCap Value Portfolio

INVESTMENT INCOME:
Interest	$186
Income from securities lending	25,653
Dividends	3,478,181

Total Income	3,504,020

EXPENSES:
Management fees	1,945,743

Total Expenses	1,945,743

NET INVESTMENT INCOME	1,558,277

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	22,997,479
Net realized gain on futures contracts	424,194
Change in net unrealized depreciation on investments	(22,490,146)
Change in net unrealized depreciation on futures contracts	(490)

Net Realized and Unrealized Gain on Investments and Future Contracts	931,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,489,314

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

Maxim MidCap Value Portfolio	2011	2010

OPERATIONS:
Net investment income	$1,558,277	$1,803,241
Net realized gain on investments	22,997,479	21,692,197
Net realized gain (loss) on futures contracts	424,194	(80,794)
Change in net unrealized appreciation (depreciation) on investments	(22,490,146)	13,675,917
Change in unrealized appreciation (depreciation) on futures contracts	(490)	4,030

Net Increase in Net Assets Resulting from Operations	2,489,314	37,094,591

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,220,083)	(1,739,541)

Total Distributions	(1,220,083)	(1,739,541)

CAPITAL SHARE TRANSACTIONS:
Shares sold	27,769,933	81,869,189
Shares issued in reinvestment of distributions	1,220,083	1,739,541
Shares redeemed	(57,241,639)	(134,970,468)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,251,623)	(51,361,738)

Total Decrease in Net Assets	(26,982,392)	(16,006,688)

NET ASSETS:
Beginning of year	176,026,789	192,033,477

End of year	$149,044,397	$176,026,789

CAPITAL SHARE TRANSACTIONS-SHARES:
Shares sold	2,871,106	9,715,366
Shares issued in reinvestment of distributions	124,120	190,761
Shares redeemed	(5,771,654)	(15,737,789)

Net Decrease	(2,776,428)	(5,831,662)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	000000	000000	000000	000000		000000	000000
	Year Ended December 31,
	2011	2010	2009	2008(a)
Maxim MidCap Value Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.76	$8.05	$6.29	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.01	1.71	1.76	(3.71)

Total Income (Loss) From Investment Operations	0.09	1.80	1.83	(3.65)

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.09)	(0.07)	(0.06)

Total Distributions	(0.08)	(0.09)	(0.07)	(0.06)

NET ASSET VALUE, END OF YEAR	$9.77	$9.76	$8.05	$6.29

TOTAL RETURN(b)	0.92%	22.49%	29.27%	(36.50%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$149,044	$176,027	$192,033	$172,664
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	1.25%	(d)
Ratio of net investment income to average net assets	1.00%	1.05%	1.22%	1.50%	(d)
Portfolio turnover rate	55%	53%	166%	101%	(c)

(a)	The Portfolio commenced operations on May 15, 2008.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Securities Lending Collateral:	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	141,094,367	$	—	$	—	$	141,094,367
Foreign Common Stock	$	6,712,430	$	—	$	—	$	6,712,430
Securities Lending Collateral		—		1,585,238		—		1,585,238

Total	$	147,806,797	$	$1,585,238	$	0	$	149,392,035

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		1,353		—		—		1,353

Total	$	1,353	$	0	$	0	$	1,353

Total Investments (a)	$	147,805,444	$	1,585,238	$	0	$	149,390,682

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, Inc., may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for all fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the juristiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on financial statements and related disclosures.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (The Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Goldman Sachs Asset Management L.P. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $86,769,117 and $115,317,677, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.   UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $131,932,396. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,586,513 and gross depreciation of securities in which there was an excess of tax cost over value of $8,126,874 resulting in net appreciation of $17,459,639.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2011 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Futures Contracts	Variation margin on futures contracts	$1,353

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
Futures Contracts	Net realized gain on futures contracts	$424,194	Change in net unrealized depreciation on futures contracts	($490)

The number of futures contracts held at December 31, 2011 is lower than the average outstanding during the year. As of December 31, 2011, the Portfolio held 4 futures contracts. The average number of futures contracts outstanding during the year was 9.

6.   SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $1,542,432 and received collateral of $1,585,238 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7.   DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were from ordinary income in the amount of $1,220,083 and $1,739,541, respectively.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments and futures contracts	17,459,639
Capital loss carryforwards	(13,050,917)
Post-October losses	(104,603)

Tax composition of capital	$4,304,119

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $68,138 from paid-in capital and $338,194 from undistributed net investment income to accumulated net realized loss on investments and futures contracts. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio utilized $22,379,031 and had available for federal income tax purposes unused capital loss carryforwards of $13,050,917. Pre-enactment net capital losses consist of $13,050,917 which expire in the year 2017.

8.   TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim MidCap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from May 15, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim MidCap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from May 15, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO	MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION	OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012